Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Shares of GCI	5,000
Expiration Period	5 years
RSU's granted		96	160
Granted		$ 57.07	$ 86.62
Total unrecognized compensation cost	$ 16	$ 9
Weighted average period for recognition	2 years 4 months 24 days	1 year
Minimum
Stock-Based Compensation
Vesting period	1 year	1 year
Maximum
Stock-Based Compensation
Vesting period	5 years	5 years